TRADE RECEIVABLES AND OTHER (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Schedule of Trade Receivables and Other

	At June 30, 2022		At December 31, 2021
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	924	—	607
Impairment	—	(3)	—	(4)
Total trade receivables - net	—	921	—	603
Income tax receivables	29	20	24	20
Other tax receivables	—	51	—	40
Contract assets	16	2	19	2
Prepaid expenses	1	20	1	9
Other	14	13	11	9
Total other receivables	60	106	55	80
Total trade receivables and other	60	1,027	55	683

Schedule of Aging of Total Trade Receivables—Net

(in millions of Euros)	At June 30, 2022	At December 31, 2021
Not past due	878	596
1 – 30 days past due	30	6
31 – 60 days past due	13	1
61 – 90 days past due	—	—
Greater than 90 days past due	—	—
Total trade receivables - net	921	603

Schedule of Carrying Amounts of Total Trade Receivables—Net by Currency

(in millions of Euros)	At June 30, 2022	At December 31, 2021
Euro	481	277
U.S. Dollar	407	305
Swiss franc	9	4
Other currencies	24	17
Total trade receivables - net	921	603